AAF First Priority CLO Bond ETF
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 96.8% (a)(b)(c)
Cayman Islands - 96.8% (d)
AGL CLO 5, Ltd.
Series 2020-5A A1R, 2.223% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 7/20/2034	$475,000	$467,693
AIMCO CLO
Series 2017-AA AR, 2.113% (3 Month LIBOR USD + 1.050%, 1.050% Floor), 4/20/2034	350,000	342,690
AMMC CLO 18, Ltd.
Series 2016-18A AR, 1.608% (3 Month LIBOR USD + 1.100% Floor, 0.000% Floor), 5/27/2031	248,783	247,369
Atrium XII LLC
Series 12A AR, 1.966% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 4/22/2027	211,792	210,200
Bain Capital Credit CLO
Series 2018-1A A1, 2.144% (3 Month LIBOR USD + 0.960%, 0.000% Floor), 4/23/2031	250,000	247,508
Battalion CLO XX, Ltd.
Series 2021-20A A, 2.224% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 7/17/2034	250,000	247,058
Benefit Street Partners CLO XXIII, Ltd.
Series 2021-23A A1, 2.264% (3 Month LIBOR USD + 1.080%, 1.080% Floor), 4/25/2034	475,000	470,756
Burnham Park CLO, Ltd.
Series 2016-1A AR, 2.213% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 10/22/2029	368,372	367,057
Cayuga Park CLO, Ltd.
Series 2020-1A AR, 2.164% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 7/17/2034	375,000	369,830
CBAM, Ltd.
Series 2017-2A AR, 2.234% (3 Month LIBOR USD + 1.190%, 1.190% Floor), 7/17/2034	475,000	470,605
Cedar Funding VII CLO, Ltd.
Series 2018-7A A1, 2.063% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 1/21/2031	375,000	372,267
CIFC Funding, Ltd.
Series 2014-4RA 1AR, 2.214% (3 Month LIBOR USD + 1.170%, 1.170% Floor), 1/17/2035	250,000	245,802
Series 2021-4A A, 2.094% (3 Month LIBOR USD + 1.050%, 1.050% Floor), 7/15/2033	290,000	285,707
Dryden 76 CLO, Ltd.
Series 2019-76A A1R, 2.213% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 10/20/2034	475,000	472,211
Elmwood CLO IV, Ltd.
Series 2020-1A A, 2.284% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 4/15/2033	250,000	248,025
Galaxy XXII CLO, Ltd.
Series 2016-22A ARR, 2.244% (3 Month LIBOR USD + 1.200%, 1.200% Floor), 4/17/2034	475,000	470,195
Generate CLO, Ltd.
Series 4A A1R, 2.153% (3 Month LIBOR USD + 1.090%, 0.000% Floor), 4/20/2032	375,000	371,144
LCM XVIII, Ltd.
Series 18A A1R, 2.083% (3 Month LIBOR USD + 1.020%, 0.000% Floor), 7/21/2031	375,000	372,099
LCM XIX, Ltd.
Series 19A AR, 2.284% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 7/15/2027	82,772	82,675
LCM XX, Ltd.
Series 20A AR, 2.103% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027	148,536	148,192
Magnetite XII, Ltd.
Series 2015-12A ARR, 2.144% (3 Month LIBOR USD + 1.100%, 0.000% Floor), 10/15/2031	375,000	371,930
Magnetite XXVI, Ltd.
Series 2020-26A A1R, 2.304% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 7/25/2034	475,000	468,821
Octagon Investment Partners 40, Ltd.
Series 2019-1A A2R, 2.463% (3 Month LIBOR USD + 1.400%, 1.400% Floor), 1/22/2035	475,000	470,495
Recette CLO, Ltd.
Series 2015-1A ARR, 2.143% (3 Month LIBOR USD + 1.080%, 0.000% Floor), 4/20/2034	250,000	246,443
Rockford Tower CLO, Ltd.
Series 2021-1A A1, 2.233% (3 Month LIBOR USD + 1.170%, 1.170% Floor), 7/20/2034	300,000	296,279
Symphony CLO XXII, Ltd.
Series 2020-22A A1A, 2.334% (3 Month LIBOR USD + 1.290%, 1.290% Floor), 4/18/2033	375,000	371,595
Thompson Park CLO, Ltd.
Series 2021-1A A1, 2.044% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 4/17/2034	250,000	244,753
TICP CLO IX, Ltd.
Series 2017-9A A, 2.203% (3 Month LIBOR USD + 1.140%, 1.140% Floor), 1/21/2031	250,000	248,563
Voya CLO, Ltd.
Series 2018-3A A1A, 2.194% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 10/15/2031	375,000	372,372
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,692,676)		9,600,334

TOTAL INVESTMENTS (Cost $9,692,676) - 96.8%		9,600,334
Other assets and liabilities, net - 3.2%		314,928
NET ASSETS - 100.0%		$9,915,262

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate

(a)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(b)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2022.
(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities maybe resold in transactions exempt from registration to qualified institutional investors. The value of these securities total $9,600,334, which represents 96.8% of total net assets.

(d)	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Collateralized Loan Obligations	$-	$9,600,334	$-	$9,600,334
Total Investments - Assets	$-	$9,600,334	$-	$9,600,334